COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6:-     COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company rent its facilities under various operating lease agreements, which expire on various dates, the latest of which is in 2025. The minimum rental payments under operating leases as of December 31, 2021, are as follows:

Year ended December 31,	Rental of Premises
2022	$5,621
2023	5,105
2024	3,107
2025	102
$13,935

Total rent expenses for the years ended December 31, 2021, 2020 and 2019 were $5,115, $10,684 and $5,899, respectively. The Decrease in the year ended December 31, 2021 is primarily due to a one-time expense related to the Company’s lease agreements in the U.S.

b.	Sublease:

The U.S. subsidiary has entered into sub-lease agreements, including the same conditions as in the original lease agreement. Total sublease income for the years ended December 31, 2021, 2020 and 2019 were $676, $651 and $542, respectively.

As of December 31, 2021, the expected rental income of the U.S. subsidiary is $174 through March 2022.

c.	Non-cancelable material commitments:

The Company enters into non-cancelable purchase commitments with various parties for mainly hosting services, as well as software products and services in the normal course of business.

As of December 31, 2021, the Company had outstanding non-cancelable purchase commitments as follows:

Year ended December 31,	Total commitments
2022	$12,931
2023	11,339
2024	1,807
2025	154
$26,231

d.	Pledges and bank guarantees:

As of December 31, 2021, The Company pledged bank deposits in the amount of $839 with respect of their office lease.

As of December 31, 2021 The Company and its subsidiaries obtained bank guarantees in the amount of $2,189 in connection with their office lease agreements.

e.	Revolving Credit Facility:

In August 2021, the Company entered into a loan and security agreement with Silicon Valley Bank (SVB) which provides for the Revolving Credit Facility. The Company may borrow, repay and re-borrow funds under the Revolving Credit Facility up to the amount of $50,000 for a period of three years. Interest on borrowings under the revolving credit facility accrues as the greater of the Prime Rate or 3.25%. Pursuant to the terms of the Revolving Credit Facility, the Company are also required to pay an yearly fixed fee of $20 for the availability of this facility. Upon utilization of this credit facility certain covenants may apply according to the Revolving Credit Facility agreement. The Revolving Credit Facility is secured by a fixed and floating first priority blanket lien on all assets of the company as well as a negative pledge on our intellectual property. As of December 31, 2021 this facility remained unutilized.